Revenue from Contracts with Customers - Summary of Revenues Disaggregated by Type of Services (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenues	¥ 1,206,145,958	$ 189,270,620	¥ 930,010,096	¥ 1,091,793,135
Leased And Operated Hotels
Disaggregation Of Revenue [Line Items]
Revenues	391,960,031	61,507,082	227,074,041	253,420,676
Franchised And Managed Hotels
Disaggregation Of Revenue [Line Items]
Revenues	774,359,348	121,513,879	677,480,818	831,340,340
Initial Franchise Fee
Disaggregation Of Revenue [Line Items]
Revenues	76,263,574	11,967,419	61,051,369	54,930,266
Continuing Franchise Fees
Disaggregation Of Revenue [Line Items]
Revenues	698,095,774	109,546,460	616,429,449	776,410,074
Others
Disaggregation Of Revenue [Line Items]
Revenues	¥ 39,826,579	$ 6,249,659	¥ 25,455,237	¥ 7,032,119